NOTE 1 NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
NOTE 1 NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Activities, History and Organization:

On August 10, 2010 Phoenix Medical Software, Inc. (formerly Triple A Medical, Inc.) announced a merger with Grand Silver, Inc., a Cayman Islands company. Phoenix Medical Software then changed its name to Phoenix Medical Software, Inc. from Triple A Medical, Inc. The Prospectus stated that 9,513,667 shares of Grand Silver, Inc. common stock at $0.001 par value, would be exchanged for all the outstanding stock of Phoenix Medical, (14,270,500), in effect a two-for-three reverse stock split. The merger would be effective upon Phoenix Medical, changing its corporate domicile from Nevada to the Caymans Islands. This was effective on January 28, 2011. All share and per share amounts herein have been retroactively restated to reflect the split.

Significant Accounting Policies:

Phoenix Medical’s management applies accounting principles generally accepted in the United States of America. The application of accounting principles requires the estimating, matching and timing of revenue and expense. The accounting policies used conform to generally accepted accounting principles which have been consistently applied in the preparation of these financial statements.

The consolidated financial statements and notes are representations of Phoenix Medical’s management which is responsible for their integrity and objectivity. Management further acknowledges that it is solely responsible for adopting sound accounting practices, establishing and maintaining a system of internal accounting control and preventing and detecting fraud. The Company's system of internal accounting control is designed to assure, among other items, that 1) recorded transactions are valid; 2) valid transactions are recorded; and 3) transactions are recorded in the proper period in a timely manner to produce financial statements which present fairly the financial condition, results of operations and cash flows of Phoenix Medical for the respective periods being presented.

Basis of Presentation

Phoenix Medical prepares its consolidated financial statements on the accrual basis of accounting.

Cash and Cash Equivalents

Cash and cash equivalents includes cash in banks with original maturities of three months or less and are stated at cost which approximates market value, which in the opinion of management, are subject to an insignificant risk of loss in value.

Fair Value of Financial Instruments

The carrying amounts of cash, cash equivalents, accounts receivable, accounts payable and notes payable approximate their fair values due to the short-term maturities of these instruments.

Income Taxes

Income taxes are computed using the asset and liability method.  Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws.  A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Earnings (Loss) per Share

Earnings (loss) per share (basic) is calculated by dividing the net income (loss) by the weighted average number of common shares outstanding for the period covered. As Phoenix Medical has no potentially dilutive securities, fully diluted earnings (loss) per share is identical to earnings (loss) per share (basic).

Recent Accounting Pronouncements:

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flow.